united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

Arrow Dogs of the World ETF

DOGS

Semi-Annual Report
January 31, 2019

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Arrow Dogs of the World ETF

PORTFOLIO REVIEW (Unaudited)

January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, as compared to its benchmarks:

			Since Inception** -
	Six Months	One Year	January 31, 2019
Arrow Dogs of the World ETF - NAV	3.92%	3.11%	5.66%
Arrow Dogs of the World ETF - Market Price	3.30%	2.78%	5.59%
AI Dogs of the World Index ex US Total Return	4.43%	6.26%	10.77%
MSCI ACWI Ex USA Index USD	(6.21)%	(12.14)%	(7.27)%
MSCI ACWI Ex USA Investable Market Index (IMI) Value USD	(5.56)%	(12.59)%	(7.56)%
MSCI Emerging Markets Investable Market Index (IMI) USD	(3.01)%	(14.41)%	(8.41)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements is 3.78% per the December 1, 2018 prospectus, as revised on January 1, 2019. After fee waivers, the Fund’s total annual expenses are 2.04%. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Funds expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on January 2, 2018.

AI Dogs of the World Index ex US Total Return selects the five worst performing countries where a return reversal or move back toward the mean (or average) is anticipated. The index has a contrarian approach that looks for deep value among a universe of 44 countries.

The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries. With 2,152 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Investable Market Index (IMI) Value USD captures large and mid cap securities exhibiting overall value style characteristics across 22 Developed and 24 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI Emerging Markets Investable Market Index (IMI) USD captures large, mid and small cap representation across 24 Emerging Markets countries. With 2,875 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Fund
Single Country	11.9%
Common Stocks
Financials	26.7%
Materials	13.2%
Energy	12.2%
Communications	10.9%
Utilities	9.2%
Consumer Staples	8.4%
Consumer Discretionary	3.8%
Industrials	3.7%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Dogs of the World ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2019

Shares		Value
	COMMON STOCKS - 88.1%
	AEROSPACE & DEFENSE - 0.8%
7,903	Aselsan Elektronik Sanayi Ve Ticaret AS	$39,241

	APPAREL & TEXTILE PRODUCTS - 0.1%
4,949	Nishat Mills Ltd.	5,116

	AUTOMOTIVE - 0.4%
1,897	Ford Otomotiv Sanayi AS	21,972

	BANKING - 25.1%
79,842	Akbank TAS	109,214
13,793	Allied Bank Ltd.	11,028
65,767	Alpha Bank AE*	65,880
2,292	Banco Macro SA	132,638
15,247	Bank Al Habib Ltd.	8,821
26,239	Bank Alfalah Ltd.	9,284
10,419	BBVA Banco Frances SA	141,178
86,203	EuroBank Ergasias SA*	53,809
313	Grupo Elektra SAB DE CV	17,074
16,434	Grupo Financiero Banorte SAB de CV	91,851
3,988	Grupo Financiero Galicia SA	145,602
16,015	Grupo Financiero Inbursa SAB de CV	23,255
12,515	Grupo Supervielle SA	131,282
9,771	Habib Bank Ltd.	10,526
12,918	Habib Metropolitan Bank Ltd.	4,160
34,391	Haci Omer Sabanci Holding AS	62,259
40,142	ICBC Turkey Bank Anonim Sirketi*	32,263
9,432	MCB Bank Ltd.	14,184
62,173	National Bank of Greece SA*	69,735
31,155	National Bank of Pakistan	10,589
44,153	Piraeus Bank SA*	28,878
49,688	Turkiye Garanti Bankasi AS	86,975
32,483	Turkiye Is Bankasi	35,647
7,077	United Bank Ltd/Pakistan	7,817
		1,303,949
	CHEMICALS - 1.6%
7,184	Engro Corp Ltd.	17,432
29,900	Engro Fertilizers Ltd.	16,426
25,636	Fatima Fertilizer Co. Ltd.	6,307
1,042	ICI Pakistan Ltd.	5,690
1	International Flavors & Fragrances, Inc.	85
5,609	Mexichem SAB de CV	15,095
20,315	Petkim Petrokimya Holding A.S.	22,647
		83,682
	CONSTRUCTION MATERIALS - 4.1%
2,600	Bestway Cement Ltd.	2,131
83,188	Cemex SAB DE CV*	45,336
6,853	DG Khan Cement Co. Ltd.	4,250
8,195	Loma Negra Cia Industrial Argentina SA*	106,207
3,611	Lucky Cement Ltd.	12,261
1,964	Titan Cement Co. SA	44,306
		214,491

See accompanying notes to financial statements.

Arrow Dogs of the World ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2019

Shares		Value
	CONSUMER PRODUCTS - 4.2%
5,505	Arca Continental SAB de CV	$32,099
3,235	Coca-Cola Femsa SAB de CV	20,314
10,639	Engro Foods Ltd.	6,585
13,211	Fomento Economico Mexicano SAB de CV	120,805
1,247	Gruma SAB de CV	15,308
12,515	Grupo Bimbo SAB de CV	24,894
		220,005
	DISTRIBUTORS - DISCRETIONARY - 0.2%
1,112	Indus Motor Company Ltd.	10,023

	ENGINEERING & CONSTRUCTION SERVICES - 1.6%
8,629	GEK Terna Holding Real Estate Construction SA*	42,774
2,122	Promotora y Operadora de Infraestructura SAB de	21,701
4,380	Tekfen Holding AS	20,868
		85,343
	GAMING, LODGING & RESTAURANTS - 1.0%
5,111	OPAP SA	49,996

	IRON & STEEL - 1.1%
34,124	Eregli Demir ve Celik Fabrikalari TAS	55,973

	MEDIA - 1.0%
20,575	Grupo Televisa SAB	51,826

	METALS & MINING - 6.4%
21,446	Grupo Mexico SAB de CV	51,293
4,589	Mytilineos Holdings SA	43,284
7,649	Pan American Silver Corp.	114,156
8,879	SSR Mining, Inc.*	121,830
		330,563
	OIL, GAS & COAL - 12.2%
6,382	Hellenic Petroleum SA	56,094
27,992	KOC Holding AS	93,561
2,244	Motor Oil Hellas Corinth Refineries SA	56,004
9,085	Oil & Gas Development Co. Ltd.	9,890
4,305	Pakistan Oilfields Ltd.	14,718
31,934	Pakistan Petroleum Ltd.	43,739
5,864	Pakistan State Oil Co. Ltd.	10,445
5,693	Transportadora de Gas del Sur SA	95,813
3,129	Tupras Turkiye Petrol Rafinerileri AS	84,030
10,242	YPF SA	167,457
		631,751
	PASSENGER TRANSPORTATION - 1.0%
17,306	Turk Hava Yollari AO*	51,558

	REAL ESTATE - 1.6%
16,918	Fibra Uno Administracion SA de CV	23,365
6,170	Grivalia Properties REIC AE	59,824
		83,189

See accompanying notes to financial statements.

Arrow Dogs of the World ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2019

Shares		Value

	RETAIL - CONSUMER STAPLES - 4.2%
5,168	BIM Birlesik Magazalar AS	$90,112
12,761	Grupo Carso SAB de CV	50,298
29,577	Wal-Mart de Mexico SAB de CV	78,076
		218,486

	RETAIL - DISCRETIONARY - 1.1%
3,427	Jumbo SA	56,153

	TELECOMMUNICATIONS - 9.9%
160,448	America Movil SAB de CV	129,770
10,611	Hellenic Telecommunications Organization SA	133,323
5,511	MegaCable Holdings SAB DE CV	24,910
9,160	Telecom Argentina SA	151,048
27,318	Turkcell Iletisim Hizmetleri AS	76,583
		515,634

	TRANSPORTATION & LOGISTICS - 1.3%
22,049	GMexico Transportes SAB de CV	31,089
1,760	Grupo Aeroportuario del Pacifico SAB de CV	15,915
4,094	TAV Havalimanlari Holding AS	22,052
		69,056
	UTILITIES - 9.2%
5,329	Athens Water Supply & Sewage Co SA	32,714
9,102	Central Puerto SA	95,571
3,049	Empresa Distribuidora Y Comercializadora Norte*	87,720
36,299	Enka Insaat ve Sanayi AS	34,645
16,136	Hub Power Co. Ltd.	10,861
732,500	K-Electric Ltd.*	33,922
11,795	Kot Addu Power Co. Ltd.	4,307
3,612	Pampa Energia SA*	128,768
8,862	SUI Northern Gas Pipeline*	5,431
6,131	Terna Energy SA	41,858
		475,797

	TOTAL COMMON STOCKS (Cost $4,095,736)	4,573,804

	EXCHANGE TRADED FUND - 11.9%
	SINGLE COUNTRY - 11.9%
68,191	Global X MSCI Pakistan ETF	616,788

	TOTAL EXCHANGE TRADED FUND (Cost $751,333)

	TOTAL INVESTMENTS - 100.0% (Cost $4,847,069)	$5,190,592
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(74)
	NET ASSETS - 100.0%	$5,190,518

* Non-Income Producing Security

AE - Athens Exchange

AO - Anonim Ortakligi

AS - Anonim Sirketi

SA de CV - Sociedad Anonima de Capital Variabe

SAB de CV - Socieded Anonima Bursatil de Capital Variable

TAS - Turkish Accounting Standards

See accompanying notes to financial statements.

Arrow Dogs of the World ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

January 31, 2019

ASSETS
Investment securities:
At cost	$4,847,069
At value	$5,190,592
Foreign Cash (cost $934,708)	940,128
Dividends and interest receivable	3,934
Due from Advisor	20,823
TOTAL ASSETS	6,155,477

LIABILITIES
Due to custodian	940,241
Payable to related parties	2,756
Accrued expenses and other liabilities	21,962
TOTAL LIABILITIES	964,959
NET ASSETS	$5,190,518

Net Assets Consist Of:
Paid in capital	$5,000,000
Accumulated gain	190,518
NET ASSETS	$5,190,518

Net Asset Value Per Share:
Net Assets	$5,190,518
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	100,000
Net asset value (Net Assets ÷ Shares Outstanding)	$51.91

See accompanying notes to financial statements.

Arrow Dogs of the World ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended January 31, 2019

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $3,233)	$52,441
TOTAL INVESTMENT INCOME	52,441

EXPENSES
Investment advisory fees	15,030
Custodian fees	23,577
Administrative services fees	9,139
Audit fees	6,721
Transfer agent fees	5,927
Printing and postage expense	5,919
Legal fees	4,094
Trustees fees and expenses	2,899
Insurance expense	194
Professional fees	141
Other expenses	3,555
TOTAL EXPENSES	77,196

Less: Fees waived/reimbursed by the Advisor	(60,914)
NET EXPENSES	16,282

NET INVESTMENT INCOME	36,159

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(124,150)
Foreign currency transactions	21,755
(102,395)

Net change in unrealized appreciation on:
Investments	246,613
Foreign currency translations	5,419
252,032
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	149,637

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$185,796

See accompanying notes to financial statements.

Arrow Dogs of the World ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For The
	January 31, 2019	Period Ended
	(Unaudited)	July 31, 2018 (a)
FROM OPERATIONS
Net investment income	$36,159	$17,000
Net realized loss on investments and foreign currency transactions	(102,395)	(7,863)
Net change in unrealized appreciation on investments and foreign currency transactions	252,032	96,915
Net increase in net assets resulting from operations	185,796	106,052

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid*	(101,330)	—
Net decrease in net assets resulting from distributions to shareholders	(101,330)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	5,000,000
Net increase in net assets resulting from shares of beneficial interest	—	5,000,000

TOTAL INCREASE IN NET ASSETS	84,466	5,106,052

NET ASSETS
Beginning of Period	5,106,052	—
End of Period**	$5,190,518	$5,106,052

SHARE ACTIVITY
Shares Sold	—	100,000
Net increase in shares of beneficial interest outstanding	—	100,000

(a)	The Arrow Dogs of the World ETF commenced operations on January 2, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the six months ended January 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Net Assets - End of Period includes accumulated net investment income of $33,059 as of July 31, 2018.

See accompanying notes to financial statements.

Arrow Dogs of the World ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended	For The
	January 31, 2019	Period Ended
	(Unaudited)	July 31, 2018 (1)
Net asset value, beginning of period	$51.06	$50.00
Activity from investment operations:
Net investment income (2)	0.36	0.17
Net realized and unrealized gain on investments and foreign currency	1.50	0.89
Total from investment operations	1.86	1.06
Less distributions from:
Net investment income	(1.01)	—
Total distributions	(1.01)	—
Net asset value, end of period	$51.91	$51.06
Total return (4)(6)	3.92%	2.12%
Net assets, at end of period (000s)	$5,191	$5,106
Ratio of gross expenses to average net assets (3)(7)(9)	3.08%	3.38%
Ratio of net expenses to average net assets (3)(7)	0.65%	0.65%
Ratio of net investment income to average net assets (3)(7)(8)	1.44%	0.59%
Portfolio Turnover Rate (4)(5)	86%	81%

(1)	The Arrow Dogs of the World ETF commenced operations on January 2, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent of fee waviers and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to financial statements.

ARROW DOGS OF THE WORLD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2019

1.	ORGANIZATION

The Arrow Dogs of the World ETF (the “Fund”) is a diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation by tracking the investment results of the AI Dogs of the World ex US Total Return Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on January 2, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-8.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”))are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW DOGS OF THE WORLD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values (“NAV”) as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in “ETFs”. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ARROW DOGS OF THE WORLD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,573,804	$—	$—	$4,573,804
Exchange Traded Fund	616,788	—	—	616,788
Total	$5,190,592	$—	$—	$5,190,592

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s July 31, 2019 tax returns. The Fund identified its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes

ARROW DOGS OF THE WORLD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2019 cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $4,442,344 and $4,402,187 respectively.

For the six months ended January 31, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0 respectively.

ARROW DOGS OF THE WORLD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the fund. Archer Distributors, LLC, an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2019 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees, and extraordinary expenses such as litigation expenses ) will not exceed 0.65%. This amount will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended January 31, 2019, the Advisor waived fees in the amount of $60,914 pursuant to the Waiver Agreement.

The following amounts are subject to recapture by the Advisor by the following dates:

July 31, 2021
$78,040

ARROW DOGS OF THE WORLD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 100,000 shares. Effective January 31, 2019 creation unit size was changed to 25,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

ARROW DOGS OF THE WORLD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee *	Variable Fee
$8,500	0.35%

*	Effective January 31, 2019 the fixed transaction fees change to $5,900.

For the six months ended January 31, 2019, the Fund received $0 and $0 in fixed fees and variable fees, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions paid to shareholders for the period ended July 31, 2018.

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
$34,081	$—	$(23,922)	$—	$—	$95,893	$106,052

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $23,922.

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is primarily attributable to the tax adjustment for passive foreign investment companies.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) resulted in reclassification for the year ended July 31, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$16,059	$(16,059)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$4,848,091	$522,480	$(179,979)	$342,501

ARROW DOGS OF THE WORLD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2019

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Arrow Dogs of the World ETF

EXPENSE EXAMPLES (Unaudited)

January 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 through January 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/18	1/31/19	8/1/18 - 1/31/2019	8/1/18 - 1/31/2019
Actual	$1,000.00	$992.20	$3.26	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%

*	“Actual” expense information for the Fund is for the period from August 1, 2018 to January 31, 2019. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from August 1, 2018 to January 31, 2019). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/10/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/10/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/10/19